NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
NET LOSS PER SHARE
NET LOSS PER SHARE

12.NET LOSS PER SHARE

Basic and diluted net loss per share for the years ended December 31, 2020, 2021 and 2022 are calculated as follows:

	Years ended December 31,
	2020	2021	2022
Numerator:
Net loss attributable to ordinary shareholders	$(5,753)	$(9,666)	$(12,648)
Denominator:
Weighted average number of ordinary shares outstanding – basic and diluted	8,790,397	9,569,932	19,976,596
Net loss per share – basic and diluted	$(0.65)	$(1.01)	$(0.63)

For the years ended December 31, 2020, 2021, and 2022, the effects of all outstanding convertible preferred shares and share options have been excluded from the computation of diluted loss per share as their effects would be anti-dilutive.

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	Years ended December 31,
	2020	2021	2022
Convertible preferred shares	7,820,914	7,820,914	—
Outstanding share options	3,395,898	1,982,561	3,576,403
Total	11,216,812	9,803,475	3,576,403